BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)									12 Months Ended
		Dec. 17, 2025 shares	Sep. 01, 2025 HKD ($)	Sep. 01, 2025 USD ($)	Jun. 05, 2025 USD ($) shares	Sep. 26, 2024 USD ($) shares	May 09, 2024 HKD ($) $ / shares shares	Jan. 11, 2024 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 10, 2026 $ / shares	Jun. 05, 2025 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares		Sep. 26, 2024 $ / shares	Apr. 19, 2024 shares
Ordinary shares, per shares | $ / shares										$ 0.001						$ 0.001
Gross proceeds from offering shares													$ 76,438,222
Gross proceeds from issue of shares													10,368
Cash payment for consideration			$ 13,260,000	$ 1,700,000					$ 13,260,000	1,700,000
Share capital description		the authorized share capital remains US$500,000 comprising 400,000,000 Class A Ordinary Shares (one vote per share), 50,000,000 Class B Ordinary Shares (twenty-five votes per share), and 50,000,000 undesignated shares. In connection with the Share Resignation, the 59,564,571 previously issued ordinary shares were redesignated into 53,493,467 Class A Ordinary Shares and 6,071,104 Class B Ordinary Shares.
Authorized share capital | $										$ 500,000						$ 500,000
Common stock, shares authorized										500,000,000						500,000,000
Undesignated shares										50,000,000						50,000,000
Ordinary share, shares issued		59,564,571
Common Class A [Member]
Ordinary shares, per shares | $ / shares	[1]									$ 0.001						$ 0.001
Common stock, shares authorized	[1]									400,000,000						400,000,000
Ordinary share, shares issued		53,493,467								53,493,467	[1]					9,493,467	[1]
Common Class B [Member]
Ordinary shares, per shares | $ / shares	[1]									$ 0.001						$ 0.001
Common stock, shares authorized	[1]									50,000,000						50,000,000
Ordinary share, shares issued		6,071,104								6,071,104	[1]					6,071,104	[1]
Capital Summit Enterprises Limited [Member]
Equity interest acquired percentage			100.00%	100.00%
Cash payment for consideration | $				$ 1,700,000
2024 Equity Incentive Plan [Member] | Common Class A [Member]
Shares available for issuance																			2,000,000
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member]
Shares issued							1,539,281
Shares available for issuance																			2,000,000
Services fee | $							$ 1,165,000
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member] | Minimum [Member]
Shares price | $ / shares							$ 0.716
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member] | Maximum [Member]
Shares price | $ / shares							$ 0.778
Roma Green Finance Limited [Member] | PFPO [Member]
Shares issued						3,600,000
Shares price | $ / shares																		$ 0.351
Gross proceeds from issue of shares | $						$ 1,263,600
Roma Green Finance Limited [Member] | F P O [Member]
Shares issued					11,000,000
Shares price | $ / shares															$ 0.60
Warrant right outstanding															33,000,000
Exercise price | $ / shares															$ 0.01
Proceeds from issuance of warrants | $					$ 6,930,000
Proceeds from issuance of warrants net | $					6,871,548
Stock issuance costs | $					$ 58,452
IPO [Member]
Shares issued								2,449,943
Ordinary shares, per shares | $ / shares								$ 4.00
Gross proceeds from offering shares | $								$ 9,799,772
IPO [Member] | Shareholder [Member]
Gross proceeds from offering shares | $								$ 2,502,068
Sale of stock, shares								625,517
Sale of stock, per share | $ / shares								$ 4.00
Agentic Intelligence Limited [Member]
Effective ownership, percentage										30.00%
Ordinary shares, per shares | $ / shares														$ 0.001

[1]	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).